Goodwill and Intangible Assets	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill
The following table summarizes the changes in the carrying amount of goodwill (in thousands):

Balance at December 31, 2018	$34,811
Measurement period adjustment – DogBuddy (see Note 3—Business Combinations)	(1,652)
Balance at December 31, 2019	$33,159
There was no change in the carrying amount of goodwill during the year ended December 31, 2020.
Intangible Assets
The gross book value and accumulated amortization of intangible assets were as follows (in thousands):

	December 31, 2019
	Gross Book Value	Accumulated Amortization	Net Book Value
Pet parent relationships	$16,290	$(6,364)	$9,926
Technologies	10,100	(8,525)	1,575
Pet service provider relationships	2,000	(778)	1,222
Tradenames	950	(522)	428
Total	$29,340	$(16,189)	$13,151

	December 31, 2020
	Gross Book Value	Accumulated Amortization	Net Book
Pet parent relationships	$16,290	$(9,117)	$7,173
Pet service provider relationships	2,000	(1,444)	556
Tradenames	950	(712)	238
Total	$19,240	$(11,273)	$7,967
The weighted average amortization period remaining as of December 31, 2020 for each class of intangible assets were as follows (in years):

Pet parent relationships	4.3
Pet service provider relationships	0.8
Tradenames	1.3
Amortization expense related to acquired intangible assets for the years ended December 31, 2018, 2019 and 2020 was $6.6 million, $7.7 million and $5.2 million, respectively. The Company did not recognize any intangible asset impairment losses for any of the periods presented.
Based on amounts recorded at December 31, 2020 the Company estimates intangible asset amortization expense in each of the years ending December 31 as follows (in thousands):

2021	$3,499
2022	1,347
2023	814
2024	814
2025	814
Thereafter	679
Total	$7,967
Goodwill and Intangible Assets
Goodwill
The Company tests goodwill for impairment on an annual basis or sooner, if deemed necessary. No impairment of goodwill was recognized during any of the periods presented.
Intangible Assets
The gross book value and accumulated amortization of intangible assets were as follows (in thousands):

	December 31, 2020
	Gross Book Value	Accumulated Amortization	Net Book Value
Pet parent relationships	$16,290	$(9,117)	$7,173
Pet service provider relationships	2,000	(1,444)	556
Tradenames	950	(712)	238
Total	$19,240	$(11,273)	$7,967

	September 30, 2021
	Gross Book Value	Accumulated Amortization	Net Book Value
Pet parent relationships	$16,290	(11,181)	$5,109
Pet service provider relationships	2,000	(1,944)	56
Tradenames	950	(855)	95
Total	$19,240	$(13,980)	$5,260
The weighted average amortization period remaining as of September 30, 2021 for each class of intangible assets were as follows (in years):

Pet parent relationships	4.2
Pet service provider relationships	0.1
Tradenames	0.5
Amortization expense related to acquired intangible assets for the three and nine months ended September 30, 2021 was $0.9 million and $2.7 million, respectively, and $1.2 million and $4.2 million for the three and nine months ended September 30, 2020, respectively. The Company did not recognize any intangible asset impairment losses for any of the periods presented.
Based on amounts recorded at September 30, 2021, the Company estimates intangible asset amortization expense in each of the years ending December 31 as follows (in thousands):

Remainder of 2021	$792
2022	1,347
2023	814
2024	814
2025	814
Thereafter	679
Total	$5,260